Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
LivaNova typically grants equity awards, including SARs, to executive officers under the 2024 LTIP on the same date the Company grants annual equity awards for other employees, or, in the event of an executive who joins after approval of the annual awards, at the first predetermined equity award grant date following the commencement of their employment with the Company. The predetermined quarterly grant dates are March 30, June 15, September 15, and December 15. As the CHCM Committee has set these predetermined grant dates, the Committee does not take into account material nonpublic information when determining the timing of equity awards. Additionally, there is no formal policy providing any affirmative right to an LTIP award.
During fiscal year 2024, (1) none of the Company’s NEOs were awarded stock options or SARs with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports; and (2) the Company did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	LivaNova typically grants equity awards, including SARs, to executive officers under the 2024 LTIP on the same date the Company grants annual equity awards for other employees, or, in the event of an executive who joins after approval of the annual awards, at the first predetermined equity award grant date following the commencement of their employment with the Company. The predetermined quarterly grant dates are March 30, June 15, September 15, and December 15.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As the CHCM Committee has set these predetermined grant dates, the Committee does not take into account material nonpublic information when determining the timing of equity awards. Additionally, there is no formal policy providing any affirmative right to an LTIP award.
During fiscal year 2024, (1) none of the Company’s NEOs were awarded stock options or SARs with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports; and (2) the Company did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false